Loans and advances to customers - Schedule of impairment loss and allowance for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (163,853)	€ (176,554)
Impairment at end of year	(193,716)	(163,853)	€ (176,554)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	215	284
Impairment at end of year	226	215	284
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,964	23,595	22,242
Impairment losses charged to income for the year	11,676	8,762	13,385
Impairment losses charged to profit or loss	19,879	18,240	20,909
Impairment losses reversed with a credit to profit or loss	(8,203)	(9,478)	(7,524)
Change of perimeter	0	0	(82)
Write-off of impaired balances against recorded impairment allowance	(12,235)	(9,089)	(8,930)
Exchange differences and other changes	279	(304)	(3,020)
Impairment at end of year	22,684	22,964	23,595
Accumulated impairment | Individually calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	2,496	2,679
Impairment at end of year	2,493	2,496	2,679
Accumulated impairment | Collective calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	20,468	20,916
Impairment at end of year	20,191	20,468	20,916
Accumulated impairment | Financial instruments credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,550	13,658
Impairment at end of year	13,931	13,550	13,658
Accumulated impairment | Financial instruments not credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	9,414	9,937
Impairment at end of year	€ 8,753	€ 9,414	€ 9,937